Property, plant and equipment Disclosure NBV of Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 72.5	€ 62.1
Additions to right-of-use assets	40.8	31.7
Land and buildings [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	50.8	42.8
Property, plant and equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	21.6	19.2
Computer equipment [member]
Asset Class of RIght of use Assets [Line Items]
Right-of-use assets	€ 0.1	€ 0.1